SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Fair value, beginning balance			$ 214,382	$ 213,569	$ 213,569	$ 307,973
Loss on change in fair value of derivative liabilities	$ 51,825	$ 9,300	65,508	$ 25,148	813	(94,404)
Fair value, ending balance	$ 279,890		$ 279,890		$ 214,382	$ 213,569